Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
Tarkio Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%	14.69%	9.20%
Sand P 500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.52%	15.93%	12.85%